SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 29, 2012
Nature of Business

Nature of Business: Office Depot, Inc. (“Office Depot” or the “Company”) is a global supplier of office products and services under the Office Depot ® brand and other proprietary brand names. As of December 29, 2012, the Company sold to customers throughout North America, Europe, Asia and Latin America. Office Depot operates wholly-owned entities, majority-owned entities and participates in other ventures and alliances.

Basis of Presentation

Basis of Presentation: The Consolidated Financial Statements of Office Depot and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America. All intercompany transactions have been eliminated in consolidation. In addition to wholly owned subsidiaries, the Company consolidates entities where it controls financial and operating policies but does not have total ownership. Noncontrolling interests are presented in the Consolidated Balance Sheets and Consolidated Statements of Stockholders’ Equity as a component of Total stockholders’ equity and in the Consolidated Statements of Operations as a specific allocation of Net earnings (loss). The equity method of accounting is used for investments in which the Company does not control but either shares control equally or has significant influence. During 2010, the Company amended the shareholders’ agreement related to the venture in India such that control is shared equally. The venture was deconsolidated and subsequently accounted for under the equity method. Remaining investment at year end 2012 and 2011 in this venture is considered immaterial. The Company also participates in a joint venture selling office products and services in Mexico and Central and South America that is accounted for using the equity method. Refer to Note P for additional information on investment in unconsolidated joint venture.

Prior year amounts in the Asset impairment line of the Consolidated Statements of Operations and Consolidated Statements of Cash Flows have been reclassified to conform to the current year presentation.

During the first quarter of 2013, the Company modified its measure of business segment operating income for management reporting purposes to allocate to the three segments, North American Retail Division, North American Business Solutions Division and International Division (the “Divisions”), additional General and administrative and other expenses, as well as to allocate to the Divisions additional assets, capital expenditures and related depreciation expense. No changes have been made to the composition of these reportable segments. Additionally, the Company changed its accounting principle of presenting shipping and handling expenses in Operating and selling expenses (previously Store and warehouse operating and selling expenses) to a preferable accounting principle of presenting such expenses in Costs of goods sold and occupancy costs. The Company considers this presentation preferable because it includes costs associated with revenues in the calculation of gross profit and provides better comparability to industry peers. Prior period results have been reclassified to conform to the current period presentation for both the change in accounting principle and the measurement of Division operating income (loss). Neither the change in accounting principle, nor the change in Division operating income (loss) impacted Consolidated Operating income (loss), Net earnings (loss), or Earnings (loss) per share for the periods presented.

Information in these financial statements impacted by these changes include the reclassification of shipping and handling costs totaling $712 million, $721 million and $747 million in 2012, 2011 and 2010, respectively, resulting in an increase in Cost of goods sold and occupancy costs with a corresponding decrease in Operating and selling expenses, the description of certain accounting policies in this Note A, the presentation of segment exit and restructuring-related charges in Note B, the presentation of segment information in Note O and Gross profit amounts in Note R. For 2012, 2011, and 2010, Operating income for the three Divisions has been revised to include $271.9 million, $238.8 million, and $269.1 million, respectively, of General and administrative and other expenses that previously were considered Corporate costs, and to reflect other Divisional cost allocations that have been revised to conform to allocation rates used in the current period.

Fiscal Year

Fiscal Year: Fiscal years are based on a 52- or 53-week period ending on the last Saturday in December. Fiscal 2011 financial statements consisted of 53 weeks, with the additional week occurring in the fourth quarter; all other periods presented in the Consolidated Financial Statements consisted of 52 weeks.

Estimates and Assumptions

Estimates and Assumptions: Preparation of these Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported in the Consolidated Financial Statements and related notes. For example, estimates are required for, but not limited to, facility closure costs, asset impairments, fair value measurements, amounts earned under vendor programs, inventory valuation, contingencies and valuation allowances on deferred tax assets. Actual results may differ from those estimates.

Foreign Currency

Foreign Currency: Assets and liabilities of international operations are translated into U.S. dollars using the exchange rate at the balance sheet date. Revenues, expenses and cash flows are translated at average monthly exchange rates. Translation adjustments resulting from this process are recorded in Stockholders’ equity as a component of Accumulated other comprehensive income (“OCI”).

Monetary assets and liabilities denominated in a currency other than a consolidated entity’s functional currency result in transaction gains or losses from the remeasurement at spot rates at the end of the period. Foreign currency gains and losses are recorded in Miscellaneous income, net in the Consolidated Statements of Operations.

Cash Equivalents

Cash Equivalents: All short-term highly liquid investments with original maturities of three months or less from the date of acquisition are classified as cash equivalents. Amounts in transit from banks for customer credit card and debit card transactions that process in less than seven days are classified as cash. The banks process the majority of these amounts within one to two business days.

Cash Management

Cash Management: Cash management process generally utilizes zero balance accounts which provide for the settlement of the related disbursement accounts and cash concentration on a daily basis. Trade accounts payable and Accrued expenses as of December 29, 2012 and December 31, 2011 included $53 million and $50 million, respectively, of amounts not yet presented for payment drawn in excess of disbursement account book balances, after considering existing offset provisions. Approximately $184 million of Cash and cash equivalents was held outside the United States at December 29, 2012.

Receivables

Receivables: Trade receivables, net, totaled $521.1 million and $631.7 million at December 29, 2012 and December 31, 2011, respectively. An allowance for doubtful accounts has been recorded to reduce receivables to an amount expected to be collectible from customers. The allowance recorded at December 29, 2012 and December 31, 2011 was $22.8 million and $19.7 million, respectively.

Exposure to credit risk associated with trade receivables is limited by having a large customer base that extends across many different industries and geographic regions. However, receivables may be adversely affected by an economic slowdown in the United States or internationally. No single customer accounted for more than 10% of total sales or receivables in 2012, 2011 or 2010.

Other receivables are $282.9 million and $231.1 million as of December 29, 2012 and December 31, 2011, respectively, of which $155.3 million and $181.6 million are amounts due from vendors under purchase rebate, cooperative advertising and various other marketing programs.

The Company sells selected accounts receivables on a non-recourse basis to an unrelated financial institution under a factoring agreement in France. The Company accounts for this transaction as a sale of receivables, removes receivables sold from its financial statements, and records cash proceeds when received by the Company as cash provided by operating activities in the Statements of Cash Flows. The financial institution makes available 80% of the face value of the receivables to the Company and retains the remaining 20% as a guarantee until the receipt of the proceeds associated with the factored invoices. In 2012, the Company activated the arrangement by selling receivables, approximately $53 million of which was settled in cash and $96 million as non-cash transactions. As of December 29, 2012, a retention guarantee of $12.7 million and a receivable from the financial institution related to factored receivables of $50.9 million are included in Prepaid expenses and other current assets and Receivables, respectively.

Inventories

Inventories: Inventories are stated at the lower of cost or market value and are reduced for inventory losses based on physical counts. In-bound freight is included as a cost of inventories. Also, cash discounts and certain vendor allowances that are related to inventory purchases are recorded as a product cost reduction. The weighted average method is used to determine the cost of inventory in North America and the first-in-first-out method is used for inventory held within the international operations.

Prepaid Expenses

Prepaid Expenses: At December 29, 2012 and December 31, 2011, Prepaid expenses and other current assets on the Consolidated Balance Sheets included prepaid expenses of $116.3 million and $118.6 million, respectively, relating to short-term advance payments on rent, marketing, services and other matters.

Income Taxes

Income Taxes: Income tax expense is recognized at applicable United States or international tax rates. Certain revenue and expense items may be recognized in one period for financial statement purposes and in a different period’s income tax return. The tax effects of such differences are reported as deferred income taxes. Valuation allowances are recorded for periods in which realization of deferred tax assets does not meet a more likely than not standard. Refer to Note F for additional information on deferred income taxes.

Property and Equipment

Property and Equipment: Property and equipment additions are recorded at cost. Depreciation and amortization is recognized over their estimated useful lives using the straight-line method. The useful lives of depreciable assets are estimated to be 15-30 years for buildings and 3-10 years for furniture, fixtures and equipment. Computer software is amortized over three years for common office applications, five years for larger business applications and seven years for certain enterprise-wide systems. Leasehold improvements are amortized over the shorter of the estimated economic lives of the improvements or the terms of the underlying leases, including renewal options considered reasonably assured. The Company capitalizes certain costs related to internal use software that is expected to benefit future periods. These costs are amortized using the straight-line method over the expected life of the software, which are estimated to be 3-7 years.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets: Goodwill represents the excess of the cost of an acquisition over the value assigned to net tangible and identifiable intangible assets of the business acquired. The Company assesses possible goodwill impairment annually in the fourth quarter, or sooner if indications of possible impairment are identified. The Company elected to perform a quantitative test of goodwill for 2012 and no impairment was identified. This test compares the book value of net assets to the fair value of the reporting units. If the fair value is determined to be less than the book value, a second step is performed to compute the amount of impairment as the difference between the estimated fair value of goodwill and the carrying value. The fair value of the reporting units with goodwill were estimated using a discounted cash flow analysis and certain market information. This method of estimating fair value requires assumptions, judgments and estimates of future performance.

Unless conditions warrant earlier action, intangible assets with indefinite lives also are assessed annually for impairment during the fourth quarter. The Company elected to perform a quantitative test of its indefinite life intangible asset for 2012 and no impairment was identified. The test was based on a discounted cash flow approach.

Cost of other intangible assets are amortized over their estimated useful lives. Amortizable intangible assets are periodically reviewed to determine whether events and circumstances warrant a revision to the remaining period of amortization. During 2012, a charge of approximately $14 million was recognized related to impairment of amortizing intangible assets. Refer to Note I for additional discussion.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets: Long-lived assets with identifiable cash flows are reviewed for possible impairment annually or whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Impairment is assessed at the individual store level which is the lowest level of identifiable cash flows, and considers the estimated undiscounted cash flows over the asset’s remaining life. If estimated undiscounted cash flows are insufficient to recover the investment, an impairment loss is recognized equal to the estimated fair value of the asset less its carrying value and any costs of disposition, net of salvage value. The fair value estimate is generally the discounted amount of estimated store-specific cash flows. Impairment losses of $124.2 million, $11.4 million and $2.3 million were recognized in 2012, 2011 and 2010, respectively. Because of the significance, the 2012 and 2011 amounts are included in Asset impairments in the Consolidated Statements of Operations. These impairment losses relate to certain under-performing retail stores and changes in assumptions following the Company’s adoption in the third quarter of 2012 of the North American Retail Division retail strategy (“NA Retail Strategy”). Refer to Note I for additional discussion.

Facility Closure Costs

Facility Closure Costs: Store performance is regularly reviewed against expectations and stores not meeting performance requirements may be closed. Costs associated with store or other facility closures, principally accrued lease costs, are recognized when the facility is no longer used in an operating capacity or when a liability has been incurred. Store assets are also reviewed for possible impairment, or reduction of estimated useful lives.

Accruals for facility closure costs are based on the future commitments under contracts, adjusted for assumed sublease benefits and discounted at the Company’s risk-adjusted rate at the time of closing. Additionally, the Company recognizes charges to terminate existing commitments and charges or credits to adjust remaining closed facility accruals to reflect current expectations. Refer to Note B for additional information on accrued balance relating to future commitments under operating leases for closed facilities. The short-term and long-term components of this liability are included in Accrued expenses and other current liabilities and Deferred income taxes and other long-term liabilities, respectively, on the Consolidated Balance Sheets.

Accrued Expenses

Accrued Expenses: Included in Accrued expenses and other current liabilities in the Consolidated Balance Sheets are accrued payroll-related amounts of approximately $203.8 million and $262 million at December 29, 2012 and December 31, 2011, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments: The estimated fair values of financial instruments recognized in the Consolidated Balance Sheets or disclosed within these Notes to Consolidated Financial Statements have been determined using available market information, information from unrelated third-party financial institutions and appropriate valuation methodologies, primarily discounted projected cash flows. Considerable judgment is required when interpreting market information and other data to develop estimates of fair value. Refer to Note I for additional information on fair value.

Revenue Recognition

Revenue Recognition: Revenue is recognized at the point of sale for retail transactions and at the time of successful delivery for contract, catalog and Internet sales. Sales taxes collected are not included in reported sales. The Company uses judgment in estimating sales returns, considering numerous factors including historical sales return rates. The Company also records reductions to revenue for customer programs and incentive offerings including special pricing agreements, certain promotions and other volume-based incentives. Revenue from sales of extended warranty service plans is either recognized at the point of sale or over the warranty period, depending on the determination of legal obligor status. All performance obligations and risk of loss associated with such contracts are transferred to an unrelated third-party administrator at the time the contracts are sold. Costs associated with these contracts are recognized in the same period as the related revenue.

A liability for future performance is recognized when gift cards are sold and the related revenue is recognized when gift cards are redeemed as payment for the products. The Company recognizes as revenue the unused portion of the gift card liability when historical data indicates that additional redemption is remote.

Franchise fees, royalty income and the sales of products to franchisees and licensees, which currently are not significant, are included in Sales, while product costs are included in Cost of goods sold and occupancy costs in the Consolidated Statements of Operations.

Cost of Goods Sold and Occupancy Costs

Cost of Goods Sold and Occupancy Costs: The Company includes in Cost of goods sold and occupancy costs, inventory costs (as discussed above), outbound freight, receiving, distribution, and occupancy costs of inventory-holding and selling locations.

Shipping and Handling Fees and Costs

Shipping and Handling Fees and Costs: Income generated from shipping and handling fees is recorded in Sales for all periods presented. Shipping and handling costs are included in Cost of goods sold and occupancy costs.

Operating and Selling Expenses

Operating and Selling Expenses: This caption includes employee payroll and benefits and other operating costs incurred relating to selling activities, advertising expenses and accretion, gains and losses relating to closed facilities. Asset impairments have been presented separately on the Consolidated Statements of Operations.

General and Administrative Expenses

General and Administrative Expenses: General and administrative expenses include, employee payroll and benefits, as well as other expenses for executive management and various staff functions, such as information technology, most human resources functions, finance, legal, internal audit, and certain merchandising and product development functions. Gains and losses relating to assets used to support these functions, as well as certain charges related to Company-directed activities are included in this caption. General and administrative expenses are included in determination of Division operating income to the extent those costs are considered to be directly or closely related to segment activity and through allocation of support costs.

Advertising

Advertising: Advertising costs are charged either to expense when incurred or, in the case of direct marketing advertising, capitalized and amortized in proportion to the related revenues over the estimated life of the material, which range from several months to up to one year.

Advertising expense recognized was $402.4 million in 2012, $434.6 million in 2011 and $469.5 million in 2010. Prepaid advertising costs were $27.3 million as of December 29, 2012 and $28.3 million as of December 31, 2011.

Accounting for Stock-Based Compensation

Accounting for Stock-Based Compensation: Stock-based compensation is accounted for using the fair value method of expense recognition. The Company uses the Black-Scholes valuation model and recognize compensation expense on a straight-line basis over the requisite service period of the grant. Alternative models are considered if grants have characteristics that cannot be reasonably estimated using this model.

Pre-opening Expenses

Pre-opening Expenses: Pre-opening expenses related to opening new stores and warehouses or relocating existing stores and warehouses are expensed as incurred and included in Operating and selling expenses.

Self-insurance

Self-insurance: Office Depot is primarily self-insured for workers’ compensation, auto and general liability and employee medical insurance programs. Self-insurance liabilities are based on claims filed and estimates of claims incurred but not reported. These liabilities are not discounted.

Comprehensive Income (Loss)

Comprehensive Income (Loss): Comprehensive income (loss) represents the change in stockholders’ equity from transactions and other events and circumstances arising from non-stockholder sources. Comprehensive income consists of net earnings (loss), foreign currency translation adjustments, deferred pension gains (losses), and elements of qualifying cash flow hedges. Because of valuation allowances in U.S. and several international taxing jurisdictions, these items generally have little or no tax impact. The component balances are net of immaterial tax impacts, where applicable. As of December 29, 2012, and December 31, 2011, the Consolidated Balance Sheet reflected Accumulated OCI in the amount of $212.7 million and $194.5 million, which consisted of $216.0 million and $192.5 million in foreign currency translation adjustments, $0.6 million and $3.0 million in unamortized gain on hedge and $3.9 million and $1.0 million in deferred pension loss, respectively. During 2012, approximately $3.3 million of the cumulative translation adjustment balance was recognized upon disposition of an international subsidiary. Additionally, the cumulative translation adjustment balance was reduced by $4.7 million in 2012 as a result of providing U.S. deferred taxes on certain foreign earnings following a change in the Company’s permanent reinvestment assertion for the related entity. Refer to Note F for additional discussion of income taxes.

Vendor Arrangements

Vendor Arrangements: The Company enters into arrangements with substantially all significant vendors that provide for some form of consideration to be received from the vendors. Arrangements vary, but some specify volume rebate thresholds, advertising support levels, as well as terms for payment and other administrative matters. The volume-based rebates, supported by a vendor agreement, are estimated throughout the year and reduce the cost of inventory and cost of goods sold during the year. This estimate is regularly monitored and adjusted for current or anticipated changes in purchase levels and for sales activity. Other promotional consideration received is event-based or represents general support and is recognized as a reduction of Cost of goods sold and occupancy costs or Inventory, as appropriate based on the type of promotion and the agreement with the vendor. Some arrangements may meet the specific, incremental, identifiable criteria that allow for direct operating expense offset, but such arrangements are not significant.

New Accounting Standards

New Accounting Standards: Effective for the first quarter of 2013, a new accounting standard will require disclosure of amounts reclassified out of comprehensive income by component. In addition, companies will be required to present, either on the face of financial statements or in a single note, significant amounts reclassified out of accumulated other comprehensive income and the income statement line item affected by the reclassification.

Effective for the first quarter of 2014, a new accounting standard will require disclosure of information about the effect or potential effect of financial instrument netting arrangements on the Company’s financial position. Companies will be required to present both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset. This standard was further clarified to apply to specified financial instruments subject to master netting agreements.

Including the above, there are no recently issued accounting standards that are expected to have a material effect on the Company’s financial condition, results of operations or cash flows.